Share-Based Payments (Details) - Schedule of restricted shares - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of restricted shares [Abstract]
Balance at 1 January	134,500
Restricted shares granted	312,190	134,500
Restricted shares vested	(44,833)
Restricted shares forfeited	(2,000)
Balance at end of the period / year	399,857	134,500